Note 11 - Stock Option Plans and Warrants - Forfeited or Expired Options Under Stock Option Plans (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee terminations (in shares)	2,044	617	55
Expired (in shares)	102	28	19
Total (in shares)	2,146	645	74